Asset Retirement Obligations	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations:
Asset Retirement Obligations

15.            ASSET RETIREMENT OBLIGATIONS

The Group has numerous asset removal obligations that it is required to perform under law or contract once an asset is permanently taken out of service. The main part of these obligations is not expected to be paid for many years, and will be funded from general Group resources at the time of removal. The Group’s asset retirement obligations primarily relate to its steel and mining production facilities with related landfills and dump areas and its mines.

The following table presents the movements in asset retirement obligations for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Asset retirement obligation at beginning of year	56,220	59,695	71,604
Liabilities incurred in the current year	–	1,770	3,359
Liabilities settled in the current year	(5,106)	(2,821)	(6,706)
Accretion expense	6,822	6,545	7,398
Revision in estimated cash flow	(12,710)	(8,228)	(13,262)
Translation difference	(1,309)	(741)	(2,698)
Asset retirement obligation at end of year	43,917	56,220	59,695

Liabilities incurred during the year ended December 31, 2010 are mainly represented by the obligations arising on the acquisitions of TPP Rousse in the amount of $1,770. Liabilities incurred during the year ended December 31, 2009 are represented by the obligations arising on the acquisition of the BCG Companies in the amount of $3,359.

Revision in estimated cash flow represented the effect of the changes resulting from the management revisions to the timing and/or the amounts of the original estimates, and is recorded through an increase or decrease in the value of the underlying non-current assets. The effects of revisions in estimated cash flows relate mainly to continuous refinement of future asset removal activities and restoration costs at Izhstal and Yakutugol during the year ended December 31, 2011, at CMP and SKCC during the year ended December 31, 2010, at Izhstal during the year ended December 31, 2009 as assessed by the Group with the help of independent environmental engineers.